Property and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property and Equipment

Note 5 - Property and Equipment

Property and equipment consist of the following at September 30, 2015 and December 31, 2014:

	September 30, 2015	December 31, 2014
Equipment	$111,885	$14,189
Computer	3,086	3,469
Leasehold improvement	223,587	-
Transaction verification servers	449,911	194,891
Property and equipment	788,469	212,549
Accumulated depreciation	(224,264)	(22,359)
Property and equipment, net	$564,205	$190,190

During the quarter ended September 30, 2015, the Company incurred $151,712 leasehold improvement cost for the facilities in North Carolina. The lease commenced on January 28, 2015. The cost of leasehold improvement and office equipment are recorded at cost and depreciated using the straight-line method over the lease period of 2 years.

Depreciation expense was $88,161 and $2,011 for the three months ended September 30, 2015 and 2014, respectively, and $201,905 and $2,967 for the nine months ended September 30, 2015 and 2014, respectively.

Note 5 – Property and Equipment

Property and equipment consist of the following at December 31, 2014 and December 31, 2013:

	December 31, 2014	December 31, 2013
Equipment	$14,189	$4,000
Computer	3,469	-
Transaction verification servers	194,891	-
	212,549	4,000
Accumulated depreciation	(22,359)	(444)
Property and equipment, net	$190,190	$3,556

Depreciation expense is approximately $21,915 and $444 for the year ended December 31, 2014 and for the period from July 28, 2013 (inception) through December 31, 2013, respectively.